Note 18 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($)	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 20,800,000	$ 0
Financial assets qualified for hedge accounting	20,800,000	0
Hedged item, assets	19,800,000
Reserve of cash flow hedges	955,000
Other assets [member]
Statement Line Items [Line Items]
Total financial assets	$ 1,500,000	$ 0